Intangible Assets, net - Summary of future amortization expense (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Intangible Assets, net
2026	¥ 1,919
2027	1,919
2028	1,311
2029	95
2030	95
Thereafter	149
Total	¥ 5,488